Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of estimated useful lives of intangible assets

Customer and broker relationships	8 to 20 years
Brand names and Lloyd's participation rights	Indefinite
Computer software	3 to 15 years